Related party transactions - Summary of transactions between related parties (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Short-term employee benefits	¥ 2,692	¥ 1,056
Total	¥ 2,692	¥ 1,056